Note 9 - Gain on Sale of Intellectual Property (Details Textual) - USD ($) $ in Millions	Apr. 28, 2024	Jul. 17, 2023
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 0.8	$ 0.4
Maximum [Member]
Disposal Group, Including Discontinued Operation, Consideration		$ 9.5
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 7.6